Cost of Sales	3 Months Ended
Sep. 30, 2023
Cost of Sales [Abstract]
Cost of sales

Note 19. Cost of sales

	For the three months period ended
	September 30, 2023	September 30, 2022
Inventories at beginning	(465,748)	-
Purchases	(1,097,249)	-
Production costs
Payroll and professional fees	(202,812)	-
Maintenance, energy and fuel related to fixed assets	(101,635)	-
Amortization and depreciation	(36,578)	-
Other production costs	(126,628)	-
Sub-total production costs	(467,653)	-
Foreign currency translation	120,715	-
Sub-total	(1,909,935)	-
Inventories as of the end	390,293	-
Cost of sales	(1,519,642)	-